REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents the disaggregated reported revenue by category:

	Year Ended December 31, 2019
	New Zealand	Bolivia	Other	Total
Postpaid wireless service revenues	$170,371	$81,383	$—	$251,754
Prepaid wireless service revenues	88,771	102,830	—	191,601
Wireline service revenues	69,317	—	—	69,317
Equipment sales	149,103	8,403	—	157,506
Other wireless service and other revenues	8,818	14,188	743	23,749

Total revenues	$486,380	$206,804	$743	$693,927

Contract With Customer Asset
The following table represents changes in the contract assets balance:

Contract Assets
Balance at January 1, 2019	$5,231
Increase resulting from new contracts	3,957
Contract assets reclassified to a receivable or collected in cash	(6,145)
Foreign currency translation	1

Balance at December 31, 2019	$3,044

Contract With Customer Liability
The following table represents changes in the contract liabilities deferred revenue balance:

Deferred Revenue
Balance at January 1, 2019	$18,966
Net increase in deferred revenue	19,489
Revenue recognized related to the balance existing at January 1, 2019	(18,100)
Foreign currency translation	(118)

Balance at December 31, 2019	$20,237

Capitalized Contract Cost
The following table represents changes in the contract costs balance:

Contract Costs
Balance at January 1, 2019	$3,050
Incremental costs of obtaining and contract fulfilment costs	19,519
Amortization included in operating costs	(6,930)
Foreign currency translation	159

Balance at December 31, 2019	$15,798